FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
ACCOUNTING POLICY
Recognition
We initially recognize cash and cash equivalents, bank advances, accounts receivable, financing receivables, debt securities, and accounts payable and accrued liabilities on the date they originate. All other financial assets and financial liabilities are initially recognized on the trade date when we become a party to the contractual provisions of the instrument.

Classification and measurement
We measure financial instruments by grouping them into classes upon initial recognition, based on the purpose of the individual instruments. We initially measure all financial instruments at fair value plus, in the case of our financial instruments not classified as fair value through profit and loss (FVTPL) or FVTOCI, transaction costs that are directly attributable to the acquisition or issuance of the financial instruments. For derivatives designated as cash flow hedges for accounting purposes, the effective portion of the hedge is recognized in accumulated other comprehensive income and the ineffective portion of the hedge is recognized immediately into net income.
The classifications and methods of measurement subsequent to initial recognition of our financial assets and financial liabilities are as follows:

Financial instrument	Classification and measurement method

Financial assets
Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Financing receivables	Amortized cost
Investments, measured at FVTOCI	FVTOCI with no reclassification to net income [1]

Financial liabilities
Bank advances	Amortized cost
Short-term borrowings	Amortized cost
Accounts payable	Amortized cost
Accrued liabilities	Amortized cost
MLSE put liability	FVTPL
Long-term debt	Amortized cost
Lease liabilities	Amortized cost

Derivatives [2]
Debt derivatives [3]	FVTOCI and FVTPL
Expenditure derivatives [4]	FVTOCI and FVTPL
Equity derivatives	FVTPL [5]
Virtual power purchase agreement	FVTPL
Subsidiary equity derivatives	FVTPL
[1]    Subsequently measured at fair value with changes recognized in the FVTOCI investment reserve.
[2]    Derivatives can be in an asset or liability position at a point in time historically or in the future.
[3]    Debt derivatives related to our US dollar-denominated credit facility and commercial paper borrowings have not been designated as hedges for accounting purposes and are measured at FVTPL. Debt derivatives related to our senior notes and debentures, subordinated notes, lease liabilities, and MLSE's credit facility borrowings are designated as hedges for accounting purposes and are measured at FVTOCI.
[4]    Certain expenditure derivatives acquired through the MLSE Transaction have not been designated as hedges for accounting purposes and are measured at FVTPL. All other expenditure derivatives are designated as hedges for accounting purposes and are measured at FVTOCI.
[5]    Subsequent changes are offset against stock-based compensation expense or recovery in "operating costs".

Offsetting financial assets and financial liabilities
We offset financial assets and financial liabilities and present the net amount on the Consolidated Statements of Financial Position when we have a legal right to offset them and intend to settle on a net basis or realize the asset and liability simultaneously.

Derivative instruments
We use derivative instruments to manage risks related to certain activities in which we are involved. They include:

Derivatives	The risk they manage	Types of derivative instruments
Debt derivatives	Impact of fluctuations in foreign exchange rates on principal and interest payments for US dollar-denominated senior and subordinated notes and debentures, credit facility borrowings, commercial paper borrowings, and certain lease liabilities	Cross-currency interest rate exchange agreements Forward cross-currency interest rate exchange agreements Forward foreign exchange agreements
Expenditure derivatives	Impact of fluctuations in foreign exchange rates on forecast US dollar-denominated expenditures	Forward foreign exchange agreements and foreign exchange option agreements
Equity derivatives	Impact of fluctuations in share price of our Class B Non-Voting Shares on stock-based compensation expense	Total return swap agreements
Subsidiary equity derivatives	Impact of fluctuations in foreign exchange rates on our subsidiary equity investment	Cross-currency interest rate exchange agreements
Virtual power purchase agreement	Impact of fluctuations in market rates for electricity	Virtual power purchase agreement

We use derivatives only to manage risk, and not for speculative purposes.
When we designate a derivative instrument as a hedging instrument for accounting purposes, we first determine that the hedging instrument will be highly effective in offsetting the changes in fair value or cash flows of the item it is hedging. We then formally document the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy and the methods we will use to assess the ongoing effectiveness of the hedging relationship.

We assess, on a quarterly basis, whether each hedging instrument continues to be highly effective in offsetting the changes in the fair value or cash flows of the item it is hedging.

We assess host contracts to identify embedded derivatives. Embedded derivatives are separated from the host contract and accounted for as separate derivatives if the host contract is not a financial asset and certain criteria are met.

Hedge ratio
Our policy is to hedge 100% of the foreign currency risk arising from principal and interest payment obligations on US dollar-denominated senior notes and debentures using debt derivatives. We also hedge up to 100% of the remaining lease payments when we enter into debt derivatives on our US dollar-denominated lease liabilities. We typically hedge up to 100% of forecast foreign currency expenditures net of foreign currency cash inflows using expenditure derivatives. From time to time, we hedge up to 100% of the interest rate risk on forecast future senior note issuances using interest rate derivatives.

Hedging reserve
The hedging reserve represents the accumulated change in fair value of our derivative instruments to the extent they were effective hedges for accounting purposes, less accumulated amounts reclassified into net income.

Deferred transaction costs and discounts
We defer transaction costs and discounts associated with issuing and amending long-term debt and direct costs we pay to lenders to obtain certain credit facilities and amortize them using the effective interest method over the life of the related instrument.

FVTOCI investment reserve
The FVTOCI investment reserve represents the accumulated change in fair value of our equity investments that are measured at FVTOCI less accumulated impairment losses related to the investments and accumulated amounts reclassified into equity.

Impairment (expected credit losses)
We consider the credit risk of a financial asset at initial recognition and at each reporting period thereafter until it is derecognized. For a financial asset that is determined to have low credit risk at the reporting date and that has not had significant increases in credit risk since initial recognition, we measure any impairment loss based on the credit losses we expect to recognize over the next one year from the date of the financial statements. For other financial assets, we will measure an impairment loss based on the lifetime expected credit losses. Certain assets, such as trade receivables, financing receivables, and contract assets without significant financing components, must always be recorded at lifetime expected credit losses.

Lifetime expected credit losses are estimates of all possible default events over the expected life of a financial instrument. Twelve-month expected credit losses are estimates of all possible default events within one year of the reporting date or over the expected life of a financial instrument, whichever is shorter.

Financial assets that are significant in value are assessed individually. All other financial assets are assessed collectively based on the nature of each asset.

We measure impairment for financial assets as follows:
•contract assets - we measure an impairment loss for contract assets based on the lifetime expected credit losses, which is allocated to an allowance for doubtful accounts and recognized as a loss in net income (see note 6);
•accounts receivable - we measure an impairment loss for accounts receivable based on the lifetime expected credit losses, which is allocated to an allowance for doubtful accounts and recognized as a loss in net income (see note 16);
•financing receivables - we measure an impairment loss for financing receivables based on the lifetime expected credit losses, which is allocated to an allowance for doubtful accounts and recognized as a loss in net income (see note 16); and
•investments measured at FVTOCI - we measure an impairment loss for equity investments measured at FVTOCI as the excess of the cost to acquire the asset (less any impairment loss we have previously recognized) over its current fair value, if any. The difference is recognized in the FVTOCI investment reserve.

We consider financial assets to be in default when, in the case of contract assets, accounts receivable, and financing receivables, the counterparty is unlikely to satisfy its obligations to us in full. Our investments measured at FVTOCI cannot default. To determine if our financial assets are in default, we consider the amount of time for which the individual asset has been outstanding, the reason for the amount being outstanding (for example, if the customer has ongoing service or, if they have been deactivated, whether voluntarily or involuntarily), and the risk profile of the underlying customers. We typically write off accounts receivable when they have been outstanding for a significant period of time.

ESTIMATES
Fair value estimates related to our derivatives are made at a specific point in time based on relevant market information and information about the underlying financial instruments. These estimates require assessment of the credit risk of the parties to the instruments and the instruments' discount rates. These fair values and underlying estimates are also used in the tests of effectiveness of our hedging relationships.

We make estimates when determining the credit losses we expect to recognize on an asset while taking into account whether we use a twelve-month period or the asset's lifetime.

JUDGMENTS
We make significant judgments in determining whether our financial instruments qualify for hedge accounting. These judgments include assessing whether the forecast transactions designated as hedged items in hedging relationships will materialize as forecast, whether the hedging relationships designated as effective hedges for accounting purposes continue to qualitatively be effective, and determining the methodology to determine the fair values used in testing the effectiveness of hedging relationships.

FINANCIAL RISKS
We are exposed to credit, liquidity, market price, foreign exchange, and interest rate risks. Our primary risk management objective is to protect our income, cash flows, and, ultimately, shareholder value. We design and implement the risk management strategies discussed below to ensure our risks and the related exposures are consistent with our business objectives and risk tolerance. Below is a summary of our potential risk exposures by financial instrument.

Financial instrument	Financial risks

Financial assets
Cash and cash equivalents	Credit and foreign exchange
Accounts receivable	Credit and foreign exchange
Financing receivables	Credit
Investments, measured at FVTOCI	Liquidity and foreign exchange

Financial liabilities
Bank advances	Liquidity
Short-term borrowings	Liquidity, foreign exchange, and interest rate
Accounts payable	Liquidity
Accrued liabilities	Liquidity
MLSE put liability	Liquidity
Long-term debt	Liquidity, foreign exchange, and interest rate
Lease liabilities	Liquidity and foreign exchange

Derivatives [1]
Debt derivatives	Credit, liquidity, and foreign exchange
Expenditure derivatives	Credit, liquidity, and foreign exchange
Equity derivatives	Credit, liquidity, and market price
Virtual power purchase agreement	Credit, liquidity, and market price
Subsidiary equity derivatives	Credit, liquidity, and foreign exchange
[1]    Derivatives can be in an asset or liability position at a point in time historically or in the future.

CREDIT RISK
Credit risk represents the financial loss we could experience if a counterparty to a financial instrument, from whom we have an amount owing, failed to meet its obligations under the terms and conditions of its contracts with us.

Our credit risk exposure is primarily attributable to our cash and cash equivalents, our accounts receivable, our financing receivables, and to our debt, interest rate, expenditure, equity, and subsidiary equity derivatives. Our broad customer base limits the concentration of this risk. Our "accounts receivables" and "financing receivables" on the Consolidated Statements of Financial Position are net of allowances for doubtful accounts.
Accounts receivable and financing receivables
We measure our allowance for doubtful accounts related to our accounts receivable and financing receivables using lifetime expected credit losses. We believe the allowance for doubtful accounts sufficiently reflects the credit risk associated with our accounts receivable and financing receivables. As at December 31, 2025, $772 million (2024 - $687 million) of gross accounts receivable and financing receivables are considered past due, which is defined as amounts outstanding beyond normal credit terms and conditions for the respective customers.

Below is a summary of the aging of our customer accounts receivable, including financing receivables, net of the respective allowances for doubtful accounts.

	As at December 31
(In millions of dollars)	2025	2024

Customer accounts receivable
Unbilled financing receivables	3,646	3,530
Less than 30 days past billing date	1,748	1,419
30-60 days past billing date	351	334
61-90 days past billing date	152	122
Greater than 90 days past billing date	168	131

Total customer accounts receivable (net of allowances of $258 and $226, respectively)	6,065	5,536
Total contract assets (net of allowances of $1 and $1, respectively)	253	268

Total customer accounts receivable and contract assets	6,318	5,804

Below is a summary of the activity related to our allowance for doubtful accounts on total customer accounts receivable and contract assets.

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Balance, beginning of year		227	213
Allowance for doubtful accounts expense		327	259
Acquired in business combination	3	8	—
Net use		(303)	(245)

Balance, end of year		259	227

We use various controls and processes, such as credit checks, deposits on account, and billing in advance, to mitigate credit risk. We monitor and take appropriate action to suspend services when customers have fully used their approved credit limits or violated established payment terms. While our credit controls and processes have been effective in managing credit risk, they cannot eliminate credit risk and there can be no assurance these controls will continue to be effective or our current credit loss experience will continue.

Derivative instruments
Credit risk related to our debt derivatives, interest rate derivatives, expenditure derivatives, and equity derivatives arises from the possibility that the counterparties to the agreements may default on their obligations. We assess the creditworthiness of the counterparties to minimize the risk of counterparty default and do not require collateral or other security to support the credit risk associated with these derivatives. Counterparties to the entire portfolio of our derivatives are financial institutions with a S&P Global Ratings (or the equivalent) ranging from A to AA-.

LIQUIDITY RISK
Liquidity risk is the risk that we will not be able to meet our financial obligations as they fall due. We manage liquidity risk by managing our commitments and maturities, capital structure, and financial leverage (see note 4). We also manage liquidity risk by continually monitoring actual and projected cash flows to ensure we will have sufficient liquidity to meet our liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to our reputation.
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2025 and 2024.

December 31, 2025	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	4,000	4,000	4,000	—	—	—
Accounts payable and accrued liabilities	4,831	4,831	4,831	—	—	—
MLSE put liability	3,316	3,316	3,316	—	—	—
Long-term debt [1]	37,058	37,932	3,186	6,529	6,795	21,422
Lease liabilities	3,118	4,074	692	895	543	1,944
Other long-term financial liabilities	443	443	—	132	70	241
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	4,418	2,257	1,759	111	291
Cash inflow (Canadian dollar equivalent of US dollar)	—	(4,487)	(2,276)	(1,790)	(114)	(307)
Equity derivative instruments	—	(28)	(28)	—	—	—
Subsidiary equity derivative instruments
Cash outflow (Canadian dollar)	—	10,321	481	962	962	7,916
Cash inflow (Canadian dollar equivalent of US dollar)	—	(10,651)	(533)	(1,065)	(1,065)	(7,988)
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	21,030	990	2,865	3,259	13,916
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(22,402)	(1,010)	(3,054)	(3,225)	(15,113)
Net carrying amount of derivatives (asset)	(97)
	52,669	52,797	15,906	7,233	7,336	22,322
[1] Reflects repayment of our subordinated notes on their respective at-par redemption dates (see note 25).
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2024	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,959	2,959	2,959	—	—	—
Accounts payable and accrued liabilities	4,059	4,059	4,059	—	—	—
Income tax payable	26	26	26	—	—	—
Long-term debt [1]	41,896	42,886	3,696	8,970	5,799	24,421
Lease liabilities	2,778	3,546	587	1,084	406	1,469
Other long-term financial liabilities	49	49	1	2	42	4
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,124	1,605	519	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,288)	(1,727)	(561)	—	—
Equity derivative instruments	—	(54)	(54)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	22,506	2,572	3,565	1,684	14,685
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(25,421)	(2,758)	(3,957)	(1,799)	(16,907)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,958	1,958	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(1,963)	(1,963)	—	—	—
Net carrying amount of derivatives (asset)	(425)
	51,342	50,387	10,961	9,622	6,132	23,672
[1] Reflects repayment of our subordinated notes on their respective at-par redemption dates (see note 25).
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the net interest payments over the life of the long-term debt, including the impact of the associated debt derivatives, as at December 31, 2025 and 2024.

December 31, 2025	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	1,861	3,174	2,674	11,912

December 31, 2024	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	1,925	3,303	2,528	13,480

MARKET PRICE RISK
Market price risk is the risk that changes in market prices, such as fluctuations in the market prices of our share price or energy, will affect our income, cash flows, or the value of our financial instruments.

Market price risk - Class B Non-Voting Shares
Our liability related to stock-based compensation is remeasured at fair value each period. Stock-based compensation expense is affected by changes in the price of our Class B Non-Voting Shares during the life of an award, including stock options, restricted share units (RSUs), and deferred share units (DSUs). We use equity derivatives from time to time to manage the exposure in our stock-based compensation liability. As a result of our equity derivatives, a one-dollar change in the price of a Class B Non-Voting Share would not have a material effect on net income.

Market price risk - energy prices
We have a virtual power purchase agreement (VPPA) that entitles us to the benefits of 38% of the total energy generated by a solar facility in Alberta. The fair value of the VPPA is based, in part, on the market rate for energy in Alberta.

FOREIGN EXCHANGE RISK
We use debt derivatives to manage risks from fluctuations in foreign exchange rates associated with our US dollar-denominated long-term debt, short-term borrowings, and lease liabilities. We typically designate the debt derivatives related to our senior notes and debentures and lease liabilities as hedges for accounting purposes against the foreign exchange risk associated with specific debt instruments and lease contracts, respectively. We have not designated the debt derivatives related to our US CP program or credit facility borrowings as hedges for accounting purposes. As at December 31, 2025, all of our US dollar-denominated long-term debt, short-term borrowings, and lease liabilities were hedged against fluctuations in foreign exchange rates using debt derivatives. With respect to our long-term debt and US CP program, as a result of our debt derivatives, a one-cent change in the Canadian dollar relative to the US dollar would have no effect on net income.

We use expenditure derivatives to manage the foreign exchange risk in our operations, designating them (except for certain derivatives acquired through the MLSE Transaction) as hedges for certain of our forecast operational and capital expenditures.

A portion of our accounts receivable and accounts payable and accrued liabilities is denominated in US dollars. Due to the short-term nature of these receivables and payables, they carry no significant risk from fluctuations in foreign exchange rates as at December 31, 2025.

INTEREST RATE RISK
We are exposed to risk of changes in market interest rates due to the impact this has on interest expense for our short-term borrowings, bank credit facilities, and term loan facility. As at December 31, 2025, 89.1% of our outstanding long-term debt and short-term borrowings was at fixed interest rates (2024 - 90.8%).
Sensitivity analysis
Below is a sensitivity analysis for significant exposures with respect to our expenditure derivatives, debt derivatives, interest rate derivatives, short-term borrowings, senior notes, and bank credit facilities as at December 31, 2025 and 2024 with all other variables held constant. It shows how net income and other comprehensive income would have been affected by changes in the relevant risk variables.

	Net income		Other comprehensive income
(Change in millions of dollars)	2025	2024	2025	2024
Expenditure derivatives - change in foreign exchange rate
$0.01 change in Cdn$ relative to US$	7	—	18	12
Short-term borrowings
1% change in interest rates	29	22	—	—
Bank credit facilities (floating)
1% change in interest rates	3	7	—	—

DERIVATIVE INSTRUMENTS
As at December 31, 2025 and 2024, all of our US dollar-denominated long-term debt instruments were hedged against fluctuations in foreign exchange rates for accounting purposes. Below is a summary of our net (liability) asset position for our various derivatives and a summary of the derivative instruments assets and derivative instruments liabilities reflected on our Consolidated Statements of Financial Position.

	As at December 31, 2025
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)	Current	Long-term
Debt derivatives accounted for as cash flow hedges:
As assets	8,559	1.2373	10,590	787	47	740
As liabilities	7,763	1.3449	10,440	(645)	(13)	(632)
MLSE interest rate swap	—	—	300	(7)	—	(7)
Net mark-to-market debt derivative asset				135	34	101
Expenditure derivatives accounted for as cash flow hedges:
As assets	1,122	1.3275	1,489	20	15	5
As liabilities	1,261	1.3816	1,742	(28)	(22)	(6)
Expenditure derivatives not accounted for as hedges:
As liabilities	886	1.3386	1,186	(17)	(3)	(14)
Net mark-to-market expenditure derivative liability				(25)	(10)	(15)
Equity derivatives not accounted for as hedges:
As assets	—	—	173	37	37	—
As liabilities	—	—	84	(9)	(9)	—
Net mark-to-market equity derivative asset				28	28	—
Subsidiary equity derivatives not accounted for as hedges:
As assets	750	1.3827	1,037	1	—	1
As liabilities	4,100	1.3846	5,677	(36)	—	(36)
Net mark-to-market subsidiary equity derivative liability				(35)	—	(35)
Virtual power purchase agreement not accounted for as hedges:
As liabilities	—	—	—	(6)	(2)	(4)
Net mark-to-market virtual power purchase agreement liability				(6)	(2)	(4)
Net mark-to-market asset				97	50	47

	As at December 31, 2024
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)	Current	Long-term
Debt derivatives accounted for as cash flow hedges:
As assets	11,116	1.2510	13,906	1,194	224	970
As liabilities	6,550	1.3127	8,598	(842)	(5)	(837)
Short-term debt derivatives not accounted for as hedges:
As assets	666	1.4282	952	7	7	—
As liabilities	696	1.4421	1,004	(2)	(2)	—
Net mark-to-market debt derivative asset				357	224	133
Expenditure derivatives accounted for as cash flow hedges:
As assets	1,590	1.3362	2,125	132	105	27
Net mark-to-market expenditure derivative asset				132	105	27
Equity derivatives not accounted for as hedges:
As liabilities	—	—	320	(54)	(54)	—
Net mark-to-market equity derivative liability				(54)	(54)	—
Virtual power purchase agreement not accounted for as hedges:
As liabilities	—	—	—	(10)	(2)	(8)
Net mark-to-market power purchase agreement liability				(10)	(2)	(8)
Net mark-to-market asset				425	273	152

Below is a summary of the net cash proceeds on debt derivatives and subsidiary equity derivatives.

	Years ended December 31
(In millions of dollars)	2025	2024

Proceeds on debt derivatives related to US commercial paper	1,175	2,478
Proceeds on debt derivatives related to credit facility borrowings	15,171	23,368
Proceeds on debt derivatives related to senior notes and debentures	4,815	—
Proceeds on subsidiary equity derivatives [1]	29,447	—
Proceeds on debt derivatives related to lease liabilities	203	203
Total proceeds on debt derivatives	50,811	26,049

Payments on debt derivatives related to US commercial paper	(1,176)	(2,466)
Payments on debt derivatives related to credit facility borrowings	(15,203)	(23,280)
Payments on debt derivatives related to senior notes and debentures	(4,743)	—
Payments on subsidiary equity derivatives [1]	(29,379)	—
Payments on debt derivatives related to lease liabilities	(196)	(196)
Total payments on debt derivatives	(50,697)	(25,942)

Net proceeds on settlement of debt derivatives and subsidiary equity derivatives	114	107
1    We initially entered into the subsidiary equity derivatives based on an anticipated closing date. Between that time and the June 20 closing date of the network transaction, we received net cash proceeds of $44 million as we extended the derivatives. Subsequent to closing, net cash proceeds of $24 million were received.
Below is a summary of the changes in fair value of our derivative instruments for 2025 and 2024.

Year ended December 31, 2025	Debt derivatives (hedged)	Debt derivatives (unhedged)	Expenditure derivatives (hedged)	Expenditure derivatives (unhedged)	Equity derivatives	Subsidiary equity derivatives	Virtual power purchase agreement	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	352	5	132	—	(54)	—	(10)	425
Proceeds received from settlement of derivatives	(5,018)	(16,346)	(1,982)	(63)	—	(29,447)	—	(52,856)
Payment on derivatives settled	4,939	16,379	1,908	63	60	29,379	3	52,731
(Decrease) increase in fair value of derivatives	(138)	(38)	(66)	(17)	22	33	1	(203)

Derivative instruments, end of year	135	—	(8)	(17)	28	(35)	(6)	97

Mark-to-market asset	787	—	20	—	37	1	—	845
Mark-to-market liability	(652)	—	(28)	(17)	(9)	(36)	(6)	(748)

Mark-to-market asset (liability)	135	—	(8)	(17)	28	(35)	(6)	97

Year ended December 31, 2024	Debt derivatives (hedged)	Debt derivatives (unhedged)	Expenditure derivatives	Equity derivatives	Virtual power purchase agreement	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	(470)	(101)	(15)	48	—	(538)
Proceeds received from settlement of derivatives	(203)	(25,846)	(1,640)	—	(1)	(27,690)
Payment on derivatives settled	196	25,746	1,590	—	2	27,534
Increase (decrease) in fair value of derivatives	829	206	197	(102)	(11)	1,119

Derivative instruments, end of year	352	5	132	(54)	(10)	425

Mark-to-market asset	1,194	7	132	—	—	1,333
Mark-to-market liability	(842)	(2)	—	(54)	(10)	(908)

Mark-to-market asset (liability)	352	5	132	(54)	(10)	425

DEBT DERIVATIVES
We use cross-currency interest rate agreements, forward cross-currency interest rate agreements, and foreign exchange forward agreements (collectively, debt derivatives) to manage risks from fluctuations in foreign exchange rates and interest rates associated with our US dollar-denominated senior notes, debentures, subordinated notes, lease liabilities, credit facility borrowings, and US CP borrowings (see note 22). We typically designate the debt derivatives related to our senior notes, debentures, subordinated notes, and lease liabilities as hedges for accounting purposes against the foreign exchange risk or interest rate risk associated with specific issued and forecast debt instruments. Debt derivatives related to our US dollar-denominated credit facility and US CP borrowings have not been designated as hedges for accounting purposes.
Credit facilities and US CP
During 2025 and 2024, we entered and settled debt derivatives related to our credit facility borrowings and US CP program as follows:

	Year ended December 31, 2025			Year ended December 31, 2024
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Credit facilities
Debt derivatives entered	9,825	1.394	13,695	14,943	1.366	20,407
Debt derivatives settled	10,873	1.395	15,171	17,136	1.364	23,368
Net cash (paid) received on settlement			(32)			87

US commercial paper program
Debt derivatives entered	517	1.410	729	2,008	1.374	2,758
Debt derivatives settled	831	1.414	1,175	1,807	1.371	2,478
Net cash (paid) received on settlement			(1)			13

In 2025, through the MLSE Transaction, we acquired an interest rate swap MLSE had entered into to convert the $300 million of borrowings outstanding under its non-revolving credit facility (see note 25) from a floating rate to a fixed rate of 3.55%. The interest rate swap matures concurrently with the maturity of the non-revolving credit facility in June 2028. The interest rate swap has been designated as a hedge for accounting purposes.

As at December 31, 2025, we had no debt derivatives outstanding related to our credit facility borrowings and US CP program (2024 - US$1,048 million and US$314 million notional amount at average rates of $1.439/US$ and $1.423/US$, respectively).

Senior notes and subordinated notes
In 2025 and 2024, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the US dollar-denominated notes issued (see note 25). Below is a summary of the debt derivatives we entered to hedge notes issued during 2025 and 2024.

(In millions of dollars, except for coupon and interest rates)
		US$		Hedging effect
Effective date	Principal/Notional amount (US$)	Maturity date	Coupon rate	Fixed hedged (Cdn$) interest rate [1]	Equivalent (Cdn$)

2025 issuances
February 12, 2025	1,100	2055	7.000%	5.440%	1,575
February 12, 2025	1,000	2055	7.125%	5.862%	1,432

2024 issuances
February 9, 2024	1,250	2029	5.000%	4.735%	1,684
February 9, 2024	1,250	2034	5.300%	5.107%	1,683
[1]    Converting from a fixed US$ coupon rate to a weighted average Cdn$ fixed rate.

As at December 31, 2025, we had US$15,911 million (2024 - US$17,250 million) in US dollar-denominated senior notes, debentures, and subordinated notes, of which all of the associated foreign exchange risk had been hedged economically using debt derivatives, at an average rate of $1.287/US$ (December 31, 2024 - $1.272/US$).

In March 2025, we repaid the entire outstanding principal amount of our US$1 billion 2.95% senior notes and the associated debt derivatives at maturity, resulting in $95 million received on settlement of the associated debt derivatives.

In July 2025, in connection with the offers to repurchase certain of our US dollar-denominated senior notes, we partially settled the associated debt derivatives on the accepted senior notes. See note 25 for more information.

In December 2025, we repaid the entire outstanding principal amount of our US$700 million 3.625% senior notes and the associated debt derivatives at maturity, resulting in $25 million received on settlement of the associated debt derivatives.
Lease liabilities
During 2025 and 2024, we entered and settled debt derivatives related to our outstanding lease liabilities as follows:

	Year ended December 31, 2025			Year ended December 31, 2024
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Debt derivatives entered	241	1.378	332	271	1.369	371
Debt derivatives settled	247	1.352	334	214	1.322	283

As at December 31, 2025, we had US$410 million notional amount of debt derivatives outstanding related to our outstanding lease liabilities (2024 - US$416 million) with terms to maturity ranging from January 2026 to December 2028 (2024 - January 2025 to December 2027), at an average rate of $1.365/US$ (2024 - $1.349/US$).

EXPENDITURE DERIVATIVES
We use foreign currency forward contracts and option contracts (expenditure derivatives) to manage the foreign exchange risk in our operations, designating them as hedges for accounting purposes for certain of our forecast operational and capital expenditures. In 2025, as a result of the MLSE Transaction, we acquired expenditure derivatives and other foreign exchange options that had previously been entered into by MLSE. The other foreign exchange options are effective economic hedges against future US dollar-denominated expenditures; however, they cannot be designated as hedges for accounting purposes. Changes in their fair values are recognized in "change in fair value of derivative instruments" in "finance costs".

The following table provides further details on our outstanding foreign currency forward contracts and options as at December 31, 2025 and 2024.

(in millions of dollars)	2025		2024
Type of hedge	Amount to receive (US$)	Amount to pay (Cdn$)	Amount to receive (US$)	Amount to pay (Cdn$)	Maturity	Hedged item
Cash flow	—	—	1,200	1,605	2025	Anticipated purchases
Cash flow	1,429	1,955	390	519	2026	Anticipated purchases
Cash flow	609	826	—	—	2027	Anticipated purchases
Cash flow	40	54	—	—	2028	Anticipated purchases
Cash flow	305	397	—	—	2026 - 2039	Future Toronto Blue Jays player compensation
Economic	216	285	—	—	2026	Anticipated purchases
Economic	420	565	—	—	2027	Anticipated purchases
Economic	205	275	—	—	2028	Anticipated purchases
Economic	45	61	—	—	2029	Anticipated purchases

EQUITY DERIVATIVES
We have equity derivatives to hedge market price appreciation risk associated with Class B Non-Voting Shares that have been granted under our stock-based compensation programs (see note 29). The equity derivatives have terms to maturity of one year, extendible for further one-year periods with the consent of the hedge counterparties. The equity derivatives have not been designated as hedges for accounting purposes.

As at December 31, 2025, we had equity derivatives outstanding for 5.5 million (2024 - 6.0 million) Class B Non-Voting Shares with a weighted average price of $46.81 (2024 - $53.27).

In 2025, we settled 1.5 million equity derivatives at a weighted average price of $35.32 resulting in a net payment of $22 million on settlement. We also reset the pricing on 2.3 million existing equity derivatives, resulting in a net payment of $38 million. We executed extension agreements on all equity derivative contracts under substantially the same commitment terms and conditions with revised expiry dates to April 2026 (from April 2025). Finally, we added 1.0 million equity derivatives at a weighted average price of $50.98.

In 2024, we executed extension agreements for our equity derivative contracts under substantially the same commitment terms and conditions with revised expiry dates to April 2025 (from April 2024) and the weighted average cost was adjusted to $53.27 per share.

SUBSIDIARY EQUITY DERIVATIVES
We have entered into cross-currency interest rate exchange agreements to manage the foreign exchange risk of our subsidiary equity investment (subsidiary equity derivatives). The subsidiary equity derivatives economically hedge our US dollar-denominated exposures arising from the subsidiary equity investment but cannot be designated as hedges for accounting purposes. In 2025, we entered into subsidiary equity derivatives for US$4.85 billion ($6.7 billion) that mature in
2033. These subsidiary equity derivatives convert an 8% US dollar-denominated cash flow into a Cdn$ rate of 7.16% until maturity on a quarterly basis. We initially entered into the subsidiary equity derivatives based on an anticipated closing date. Between that time and the June 20 closing date of the network transaction, we received net cash proceeds of $44 million as we extended the derivatives. Subsequent to closing, net cash proceeds of $24 million were received.

FAIR VALUES OF FINANCIAL INSTRUMENTS
The carrying values of cash and cash equivalents, accounts receivable, bank advances, short-term borrowings, and accounts payable and accrued liabilities approximate their fair values because of the short-term natures of these financial instruments. The carrying values of our financing receivables also approximate their fair values based on our recognition of an expected credit loss allowance.

We determine the fair value of our private investments by using implied valuations from follow-on financing rounds, third-party sale negotiations, or market-based approaches. These are applied appropriately to each investment depending on its future operating and profitability prospects.

The fair values of each of our public debt instruments are based on the period-end estimated market yields, or period-end trading values, where available.

We determine the fair values of our debt derivatives, expenditure derivatives, and subsidiary equity derivatives using an estimated credit-adjusted mark-to-market valuation by discounting cash flows to the measurement date. In the case of derivatives in an asset position, the credit adjustment for the financial institution counterparty is deducted from the risk-free value to determine the estimated credit-adjusted value for each derivative. For those derivatives in a liability position, our credit adjustment is added to the risk-free value for each derivative.

The fair values of our equity derivatives are based on the period-end quoted market value of Class B Non-Voting Shares.

Our disclosure of the three-level fair value hierarchy reflects the significance of the inputs used in measuring fair value:
•financial assets and financial liabilities in Level 1 are valued by referring to quoted prices in active markets for identical assets and liabilities;
•financial assets and financial liabilities in Level 2 are valued using inputs based on observable market data, either directly or indirectly, other than the quoted prices; and
•Level 3 valuations are based on inputs that are not based on observable market data.

There were no transfers between Level 1, Level 2, or Level 3 during the years ended December 31, 2025 or 2024.
Below is a summary of the financial instruments carried at fair value.

			As at December 31
	Carrying value		Fair value (Level 2)		Fair value (Level 3)
(In millions of dollars)	2025	2024	2025	2024	2025	2024
Financial assets
Investments, measured at FVTOCI:
Investments in private companies	212	128	—	—	212	128
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	787	1,194	787	1,194	—	—
Debt derivatives not accounted for as hedges	—	7	—	7	—	—
Expenditure derivatives accounted for as cash flow hedges	20	132	20	132	—	—
Equity derivatives not accounted for as hedges	37	—	37	—	—	—
Subsidiary equity derivatives not accounted for as hedges	1	—	1	—	—	—
Total financial assets	1,057	1,461	845	1,333	212	128

Financial liabilities
Long-term debt (including current portion)	37,058	41,896	36,523	39,765	—	—
MLSE put liability	3,316	—	—	—	3,316	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	645	842	645	842	—	—
MLSE interest rate swap	7	—	7	—	—	—
Debt derivatives not accounted for as hedges	—	2	—	2	—	—
Expenditure derivatives accounted for as cash flow hedges	28	—	28	—	—	—
Expenditure derivatives not accounted for as hedges	17	—	17	—	—	—
Equity derivatives not accounted as hedges	9	54	9	54	—	—
Subsidiary equity derivatives not accounted for as hedges	36	—	36	—	—	—
Virtual power purchase agreement not accounted for as a hedge	6	10	6	10	—	—
Total financial liabilities	41,122	42,804	37,271	40,673	3,316	—

We did not have any non-derivative held-to-maturity financial assets during the years ended December 31, 2025 and 2024.

SUPPLIER FINANCE ARRANGEMENTS
We are enrolled in supplier finance arrangement programs with two large financial institutions. The principal purpose of these arrangements is to enable willing suppliers to receive payments from the financial institutions prior to invoice due dates. The payment terms for these arrangements are net 15 days from the invoice date. The range of payment due dates for trade payables that are not part of the arrangement are net 60 to 90 days from the invoice date. The payment terms for our liabilities due to the financial institutions is 30 to 45 days. There are no extended payment terms, security, or guarantees provided under these programs.

The following table presents additional information about the carrying amounts of our accounts payable and accrued liabilities subject to our supplier finance arrangements.

(In millions of dollars)	As at December 31, 2025	As at December 31, 2024

Presented within accounts payable and accrued liabilities	289	273
for which suppliers have received payment from the finance provider	267	264